INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
INVENTORIES [Abstract]
Raw materials, parts and supplies	$ 8,036	$ 8,130
Work in progress	7,515	5,477
Finished products	13,279	11,505
Inventory, Net	$ 28,830	$ 25,112